SCHEDULE OF MATURITIES OPERATING LEASE LIABILITIES (Details)	Dec. 31, 2025 USD ($)
Operating Leases
2026	$ 45,758
2027	64,061
Total lease payments	109,819
Less: Imputed interest	(4,460)
Present value of lease liabilities	$ 105,359